Business Segments (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Business Segments (in thousands)
	Years Ended December 31,
	2020	2019	2018
Revenues:
Asset management	$2,747	2,190	2,309
Mining royalty lands	9,477	9,438	8,139
Development	1,152	1,164	1,206
Stabilized Joint Venture	10,207	10,964	10,368
	$23,583	23,756	22,022
Operating profit:
Before corporate expenses:
Asset management	$907	196	1,051
Mining royalty lands	8,629	8,690	7,504
Development	(2,576)	(2,817)	(2,104)
Stabilized Joint Venture	1,685	2,243	(537)
Operating profit before corporate expenses	8,645	8,312	5,914
Corporate expenses:
Allocated to asset management	(909)	(646)	(153)
Allocated to mining royalty lands	(288)	(169)	(214)
Allocated to Development	(2,108)	(1,581)	(1,984)
Allocated to Stabilized Joint Venture	(206)	(160)	(393)
Unallocated	—	—	(1,208)
	(3,511)	(2,556)	(3,952)
	$5,134	5,756	1,962

Interest expense	$1,100	1,054	3,103

Depreciation, depletion and amortization:
Asset management	$652	708	540
Mining royalty lands	218	177	198
Development	214	214	228
Stabilized Joint Venture	4,744	4,756	6,932
	$5,828	5,855	7,898
Capital expenditures:
Asset management	$924	9,487	335
Mining royalty lands	—	—	—
Development	16,547	631	6,396
Stabilized Joint Venture	73	316	563
	$17,544	10,434	7,294

Identifiable net assets at end of period:
Asset management	$11,172	18,468	10,593
Discontinued operations	—	—	3,224
Mining royalty lands	37,387	38,409	37,991
Development	196,212	179,357	119,029
Stabilized Joint Venture	130,472	133,956	138,206
Investments available for sale at fair value	75,609	137,867	165,212
Cash items	74,105	26,793	22,749
Unallocated corporate assets	11,403	3,298	8,484
	$536,360	538,148	505,488